Employee Benefit Plan, Reconciliation of Total Deductions per Financial Statements to Total Expenses per Form 5500 (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease	$ 826,943,308
EBP, Reconciliation to Form 5500, Payment to Participant, Increase from Allocation to Withdrawing Participant, Not yet Paid	1,857,121
EBP, Reconciliation to Form 5500, Payment to Participant, Decrease from Allocation to Withdrawing Participant, Paid		$ (4,932,224)
EBP, Reconciliation to Form 5500, Payment to Participant, Current Period, Increase from Deemed Distribution	958,502
EBP, Reconciliation to Form 5500, Payment to Participant, Prior Period, Decrease from Deemed Distribution		$ (545,848)
EBP, Form 5500 Caption, Total Expenses	$ 824,280,859